Intangible and Other Non-current Assets - Summary of Intangible and Other Non-current Assets (Parenthetical) (Detail) - PetroChina United Pipelines Co., Ltd [member] - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [Line Items]
Impairment charge	¥ 3,709	¥ 0
Bottom of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates	8.90%
Top of range [member]
Disclosure of detailed information about intangible assets [Line Items]
Post-tax discount rates	10.50%